Cover	Jul. 24, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2023
Entity File Number	001-40940
Entity Registrant Name	ACCRETION ACQUISITION CORP.
Entity Central Index Key	0001855555
Entity Tax Identification Number	86-2332228
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	240 Saint Paul
Entity Address, Address Line Two	Suite 502
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	720
Local Phone Number	328-5070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, one right entitling the holder to receive one-tenth of one share of common stock upon the consummation of an initial business combination, and one-half of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, one right entitling the holder to receive one-tenth of one share of common stock
Trading Symbol	ENERU
Security Exchange Name	NASDAQ
Common Stock Par Value 0. 001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ENER
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth of one share of common stock upon the consummation of an initial business combination
Document Information [Line Items]
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth of one share of common stock upon the consummation of an initial business combination
Trading Symbol	ENERR
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	ENERW
Security Exchange Name	NASDAQ